united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 6/30

Date of reporting period: 6/30/20

Item 1. Reports to Stockholders.

HCM Tactical Growth Fund
Class A Shares: HCMGX
Class I Shares: HCMIX
Class R Shares: HCMSX
Investor Class Shares: HCMDX

HCM Dividend Sector Plus Fund
Class A Shares: HCMNX
Class I Shares: HCMQX
Class R Shares: HCMZX
Class A1 Shares: HCMWX
Investor Class Shares: HCMPX

HCM Income Plus Fund
Class A Shares: HCMEX
Class I Shares: HCMLX
Investor Class Shares: HCMKX

Annual Report
June 30, 2020

1-855-969-8464
www.howardcmfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.howardcmfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

We are pleased to present you with the HCM Tactical Growth Fund, HCM Dividend Sector Plus Fund, and HCM Income Plus Fund Annual Report for the year ended June 30, 2020.

The fiscal year featured a world pandemic that has left many investors looking for answers. It seems the Federal Reserve ‘bazooka’ worked to help calm financial markets, which continue to be in turmoil over the spread of Coronavirus. For those who need a reminder, the Fed lowered the benchmark funds rate effectively to zero and made itself ready to lend as needed through the purchase of nearly $1 trillion in Treasury and mortgage securities.

The Coronavirus Aid, Relief, and Economic Security (CARES) Act was passed by Congress with overwhelming, bipartisan support. This over $2 trillion economic relief package was designed to protect the American people from the public health and economic impacts of COVID-19. The CARES Act provides fast and direct economic assistance for American workers, families, and small businesses. The Paycheck Protection Program has provided small businesses with the resources needed to keep the lights on, maintain payroll, and potentially hire back employees who were laid off.* The support of the U.S government has proven critical in navigating through these uncertain times.

The pandemic brought the longest bull market in history to an abrupt stop and put our risk management investing strategy to the test. Our quantitative model, the “HCM BuyLine®”, signaled a move into less volatile equities the last week of February 2020. This was followed by a signal to significantly reduce equity exposure on March 10th and a further reduction in equity exposure on March 12th. The signals generated by our non-emotional, mathematical model helped our clients preserve capital and navigate the global market panic caused by the COVID-19 pandemic. A re-entry strategy into the equity market is arguably just as important as an exit strategy. On April 14th our model signaled a reinvestment into the equity market. As many of you know, mid-April was a very uncertain time across global equity markets. With emotions running rampant, the funds followed the unbiased signals generated by our quantitative model and have benefited greatly by doing so. The HCM Tactical Growth Fund – Class A was up 27.5% compared to the S&P 500 Total Return Index which was up 7.51% and the HFRX Equity Hedge Index which was down (2.11)%. The HCM Dividend Sector Plus Fund – Class A was up 10.06% compared to the S&P 500 TR Index which was up 7.51%. The HCM Income Plus Fund – Class A was up 20.95% compared to the Bloomberg Barclays US Aggregate Bond Index which was up 8.74%.

As we look beyond the reporting period, we remain cautiously optimistic. The HCM BuyLine® is strong and the trend continues upward. The markets are working off a period of being immensely overbought, but any pullback should be shallow and short lived. There is a tremendous amount of cash on the side lines. The last time there was this much cash was in 2008. Given this mountain of cash ($5T money market + $2T private equity + $1T corporate) we see the markets, along with the economy, continuing the modest recovery we are experiencing now. The HCM BuyLine® will be our compass and we are confident it will lead us in the right direction.

Thank you for being a shareholder of the HCM Tactical Growth Fund, HCM Dividend Sector Plus Fund, and HCM Income Plus Fund.

Sincerely,
The HCM Tactical Growth Fund, HCM Dividend Sector Plus Fund, and HCM Income Plus Fund.

*	Source: https://home.treasury.gov/policy-issues/cares

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the period ended June 30, 2020 compared to its benchmarks:

				Annualized
		Annualized	Annualized	Inception** -
	One Year	Three Year	Five Year	June 30, 2020
HCM Tactical Growth Fund – Class A	27.50%	13.80%	12.38%	9.84%
HCM Tactical Growth Fund – Class A with load	20.18%	11.57%	11.07%	8.75%
HCM Tactical Growth Fund – Class I	27.48%	13.79%	12.37%	9.83%
HCM Tactical Growth Fund – Class R	27.48%	13.79%	12.37%	9.83%
HCM Tactical Growth Fund – Investor Class	26.49%	12.93%	11.54%	9.14%
S&P 500 TR Index***	7.51%	10.73%	10.73%	10.20%
HFRX Equity Hedge Index****	(2.11)%	(0.11)%	(0.24)%	0.32%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses is 1.93% for Class A shares, 1.68% for Class I shares, and 2.68% for Investor Class shares as per the November 1, 2019 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, is 2.76% for Class R shares per the July 8, 2014 prospectus. After fee waivers and or reimbursements, the Fund’s total annual operating expenses are 1.99 for Class A shares, 1.74% for Class I shares, 1.84% for Class R shares and 2.74% for Investor Class shares, set to expire on October 31, 2020. Redemptions made in less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is July 30, 2014.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

****	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index.

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2020

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings by industry sector and investment type as of June 30, 2020 are as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Technology	49.5%
Large Cap	37.8%
Consumer Discretionary	9.7%
Short - Term Investment	3.0%
Other Assets Less Liabilities	0.0%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the period ended June 30, 2020, compared to its benchmark:

				Annualized
		Annualized	Annualized	Inception** -
	One Year	Three Year	Five Year	June 30, 2020
HCM Dividend Sector Plus Fund – Class A	10.06%	5.56%	10.18%	9.88%
HCM Dividend Sector Plus Fund – Class A with load	3.70%	3.50%	8.88%	8.66%
HCM Dividend Sector Plus Fund – Class I	10.44%	5.68%	10.25%	9.95%
HCM Dividend Sector Plus Fund – Class R	10.32%	5.64%	10.23%	9.93%
HCM Dividend Sector Plus Fund – Class A1	9.94%	5.42%	10.08%	9.78%
HCM Dividend Sector Plus Fund – Class A1 with load	3.64%	3.36%	8.78%	8.56%
HCM Dividend Sector Plus Fund – Investor Class	9.28%	4.77%	9.36%	9.11%
S&P 500 TR Index***	7.51%	10.73%	10.73%	10.44%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns as indicated above are calculated using the traded net asset value on June 30, 2020. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.74% for Class A shares, 1.89% for Class A1 shares, 1.74% for Class I shares and 2.49% for Investor Class shares per the November 1, 2019 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.36% for Class R shares per the March 3, 2015 prospectus. After fee waivers and or reimbursements, the Fund’s total annual operating expenses are 1.99 for Class A shares, 1.99% for Class I shares, 1.84% for Class R shares, 2.14% for Class A1 shares and 2.74% for Investor Class shares, set to expire on October 31, 2020. Redemptions made less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is March 11, 2015.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2020

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings industry sector and investment type as of June 30, 2020 are as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Large Cap	66.4%
Technology	24.2%
Broad Market	8.1%
Short - Term Investment	1.2%
Other Assets Less Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM Income Plus Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the period ended June 30, 2020, compared to its benchmark:

			Annualized
		Annualized	Inception** -	Inception*** -
	One Year	Three Year	June 30, 2020	June 30, 2020
HCM Income Plus Fund – Class A	20.95%	9.23%	8.75%	—
HCM Income Plus Fund – Class A with load	13.95%	7.10%	6.99%	—
HCM Income Plus Fund – Investor Class	20.00%	8.43%	7.98%	—
HCM Income Plus Fund – Class I	—	—	—	20.13%
Bloomberg Barclays US Aggregate Bond Index ****	8.74%	5.32%	4.69%	6.85%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 1.70% for Class A shares, 2.45% for Investor Class shares, and 1.45% for Class I shares, per the November 1, 2019 prospectus. After fee waivers and or reimbursements, the Fund’s total annual operating expenses are 1.99 for Class A shares, 1.74% for Class I shares and 2.74% for Investor Class shares, set to expire on October 31, 2020. Redemptions made less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date for Class A and Investor Class is November 9, 2016.

***	Inception date for Class I is September 11, 2019.

****	The Bloomberg Barclays US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. investors cannot invest directly in an index.

HCM Income Plus Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2020

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings by industry sector and investment type as of June 30, 2020 are as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Index Related	30.9%
Technology	24.6%
Large Cap	24.3%
Aggregate Bond	16.9%
Short - Term Investment	3.1%
Other Assets Less Liabilities	0.2%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.0%
	CONSUMER DISCRETIONARY - 9.7%
123,125	iShares U.S. Consumer Services ETF	$26,966,837

	LARGE CAP - 37.8%
466,813	ProShares Ultra S&P500	58,388,970
286,938	Vanguard Mega Cap Growth ETF	46,917,232
		105,306,202
	TECHNOLOGY - 49.5%
217,942	Invesco QQQ Trust Series 1	53,962,439
441,579	ProShares Ultra QQQ	65,216,803
101,250	ProShares Ultra Technology	18,890,213
		138,069,455

	TOTAL EXCHANGE TRADED FUNDS (Cost $218,396,952)	270,342,494

	SHORT-TERM INVESTMENT - 3.0%
	MONEY MARKET FUND - 3.0%
8,381,689	BlackRock Liquidity Funds FedFund Portfolio, Retail Class 0.01% + (Cost $8,381,689)	8,381,689

	TOTAL INVESTMENTS - 100.0% (Cost $226,778,641)	$278,724,183
	OTHER ASSETS LESS LIABILITIES - 0.0%	123,989
	NET ASSETS - 100.0%	$278,848,172

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.

ETF - Exchange Traded Fund.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.7%
	BROAD MARKET - 8.1%
401,836	iShares Select Dividend ETF	$32,436,202

	LARGE CAP - 66.4%
684,159	ProShares Ultra S&P500	85,574,608
551,197	Vanguard Dividend Appreciation ETF	64,589,265
656,640	Vanguard High Dividend Yield ETF	51,730,099
689,063	WisdomTree US LargeCap Dividend Fund	64,000,171
		265,894,143
	TECHNOLOGY - 24.2%
657,202	ProShares Ultra QQQ	97,062,163

	TOTAL EXCHANGE TRADED FUNDS (Cost $348,439,096)	395,392,508

	SHORT-TERM INVESTMENT - 1.2%
	MONEY MARKET FUND - 1.2%
4,807,485	BlackRock Liquidity Funds FedFund Portfolio, Retail Class 0.01% + (Cost $4,807,485)	4,807,485

	TOTAL INVESTMENTS - 99.9% (Cost $353,246,581)	$400,199,993
	OTHER ASSETS LESS LIABILITIES - 0.1%	310,132
	NET ASSETS - 100.0%	$400,510,125

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.

ETF - Exchange Traded Fund.

See accompanying notes to financial statements.

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 96.7%
	AGGREGATE BOND - 16.9%
634,076	iShares Core Total USD Bond Market ETF	$34,449,349

	INDEX RELATED - 30.9%
437,068	iShares Convertible Bond ETF	31,014,345
532,167	SPDR Bloomberg Barclays Convertible Securities ETF	32,196,104
		63,210,449
	LARGE CAP - 24.3%
303,943	Vanguard Mega Cap Growth ETF	49,697,720

	TECHNOLOGY - 24.6%
203,275	Invesco QQQ Trust Series 1	50,330,890

	TOTAL EXCHANGE TRADED FUNDS (Cost $166,797,994)	197,688,408

	SHORT-TERM INVESTMENT - 3.1%
	MONEY MARKET FUND - 3.1%
6,416,523	BlackRock Liquidity Funds FedFund Portfolio, Retail Class 0.01% + (Cost $6,416,523)	6,416,523

	TOTAL INVESTMENTS - 99.8% (Cost $173,214,517)	$204,104,931
	OTHER ASSETS LESS LIABILITIES - 0.2%	455,426
	NET ASSETS - 100.0%	$204,560,357

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.

ETF - Exchange Traded Fund.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	HCM Tactical	HCM Dividend	HCM Income Plus
	Growth Fund	Sector Plus Fund	Fund
ASSETS
Investment securities:
At cost	$226,778,641	$353,246,581	$173,214,517
At fair value	$278,724,183	$400,199,993	$204,104,931
Margin Deposit Held at Broker	10,008	—	—
Receivable for Fund shares sold	568,576	655,174	658,647
Dividends and interest receivable	92,526	331,078	86,273
Prepaid expenses	45,791	55,856	36,489
TOTAL ASSETS	279,441,084	401,242,101	204,886,340

LIABILITIES
Payable for Fund shares redeemed	162,469	134,040	55,583
Investment advisory fees payable	275,343	383,724	152,302
Distribution (12b-1) fees payable	91,300	125,955	56,155
Payable to related parties	22,357	36,050	20,797
Accrued expenses and other liabilities	41,443	52,207	41,146
TOTAL LIABILITIES	592,912	731,976	325,983
NET ASSETS	$278,848,172	$400,510,125	$204,560,357

Net Assets Consist Of:
Paid in capital	$216,828,189	$405,202,075	$174,553,913
Accumulated earnings (deficit)	62,019,983	(4,691,950)	30,006,444
NET ASSETS	$278,848,172	$400,510,125	$204,560,357

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2020

	HCM Tactical		HCM Dividend		HCM Income Plus
	Growth Fund		Sector Plus Fund		Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$216,980,861		$324,964,307		$164,911,041
Shares of beneficial interest outstanding	13,297,344		27,218,969		13,409,990
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$16.32		$11.94		$12.30
Maximum offering price per share (maximum sales charge of 5.75%)	$17.32		$12.67		$13.05

Class I Shares:
Net Assets	$16		$17		$96,770
Shares of beneficial interest outstanding	1		1		7,866
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$16.33	*	$11.95	*	$12.30

Class R Shares:
Net Assets	$16		$17
Shares of beneficial interest outstanding	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$16.33	*	$11.94	*

Class A1 Shares:
Net Assets			$36,110
Shares of beneficial interest outstanding			3,000
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)			$12.04
Maximum offering price per share (maximum sales charge of 5.75%)			$12.77

Investor Class Shares:
Net Assets	$61,867,279		$75,509,674		$39,552,546
Shares of beneficial interest outstanding	3,937,452		6,437,717		3,252,384
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$15.71		$11.73		$12.16

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2020

	HCM Tactical	HCM Dividend	HCM Income Plus
	Growth Fund	Sector Plus Fund	Fund
INVESTMENT INCOME
Dividends	$1,000,540	$6,534,460	$3,211,082
Interest	82,351	82,230	40,346
TOTAL INVESTMENT INCOME	1,082,891	6,616,690	3,251,428

EXPENSES
Investment advisory fees	2,923,149	4,881,203	1,662,906
Distribution (12b-1) fees:
Class A	471,665	826,288	373,370
Class A1	—	253	—
Investor Class	451,860	598,806	256,894
Administrative services fees	141,595	233,744	107,544
Transfer agent fees	87,706	132,250	112,448
Accounting services fees	45,661	78,606	40,822
Registration fees	43,607	56,856	58,769
Third party administrative servicing fees	35,438	48,608	39,701
Custodian fees	31,897	62,340	24,358
Printing and postage expenses	28,552	42,696	30,555
Audit fees	18,223	18,280	18,244
Legal fees	17,151	17,623	20,428
Trustees fees and expenses	14,516	14,562	14,453
Compliance officer fees	13,416	17,980	9,776
Insurance expense	6,038	12,889	3,977
Other expenses	13,985	11,494	8,496
TOTAL EXPENSES	4,344,459	7,054,478	2,782,741

NET EXPENSES	4,344,459	7,054,478	2,782,741
NET INVESTMENT INCOME (LOSS)	(3,261,568)	(437,788)	468,687

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments	26,739,833	4,157,683	5,778,634
Net change in unrealized appreciation on investments	35,771,236	35,293,971	27,847,096

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	62,511,069	39,451,654	33,625,730

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$59,249,501	$39,013,866	$34,094,417

See accompanying notes to financial statements.

HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
FROM OPERATIONS
Net investment loss	$(3,261,568)	$(1,882,583)
Net realized gain (loss) from investments and options written	26,739,833	(3,523,425)
Net change in unrealized appreciation (depreciation) on investments	35,771,236	(15,903,307)
Net increase (decrease) in net assets resulting from operations	59,249,501	(21,309,315)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	—	(7,610,722)
Investor Class	—	(1,700,039)
Class R	—	(1)
Class I	—	(1)
Net decrease in net assets resulting from distributions to shareholders	—	(9,310,763)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	52,102,058	142,438,580
Investor Class	22,746,089	28,253,284
Net asset value of shares issued in reinvestment of distributions:
Class A	—	6,285,899
Investor Class	—	1,675,451
Redemption fee proceeds:
Class A	10,678	24,853
Investor Class	438	5,007
Payments for shares redeemed:
Class A	(81,454,736)	(63,377,400)
Investor Class	(11,702,627)	(11,420,510)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(18,298,100)	103,885,164

TOTAL INCREASE IN NET ASSETS	40,951,401	73,265,086

NET ASSETS
Beginning of Year	237,896,771	164,631,685
End of Year	$278,848,172	$237,896,771

See accompanying notes to financial statements.

HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
SHARE ACTIVITY
Class A:
Shares Sold	3,735,473	10,282,177
Shares Reinvested	—	542,824
Shares Redeemed	(5,951,194)	(4,699,037)
Net increase (decrease) in shares of beneficial interest outstanding	(2,215,721)	6,125,964

Investor Class:
Shares Sold	1,636,299	2,033,347
Shares Reinvested	—	148,533
Shares Redeemed	(863,352)	(885,513)
Net increase in shares of beneficial interest outstanding	772,947	1,296,367

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
FROM OPERATIONS
Net investment income (loss)	$(437,788)	$6,937,097
Net realized gain (loss) from investments and options written	4,157,683	(25,209,933)
Net change in unrealized appreciation (depreciation) on investments	35,293,971	(4,705,310)
Net increase (decrease) in net assets resulting from operations	39,013,866	(22,978,146)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	(133,105)	—
Class I	(20)	—
Class R	— +	—
Class A1	(32)	—
Investor Class	(24,366)	—
Total distributions paid:
Class A	(2,446,345)	(42,272,824)
Class I	(513)	(2)
Class R	— +	(2)
Class A1	(494)	(14,697)
Investor Class	(69,145)	(5,313,936)
Net decrease in net assets resulting from distributions to shareholders	(2,674,020)	(47,601,461)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	71,616,541	164,074,459
Class I	99,354	1
Class R	—	1
Class A1	7,361	25,481
Investor Class	31,284,830	29,587,971
Net asset value of shares issued in reinvestment of distributions:
Class A	2,131,973	33,467,821
Class I	533	1
Class R	— +	1
Class A1	526	14,697
Investor Class	92,602	5,241,462
Redemption fee proceeds:
Class A	13,757	23,895
Investor Class	1,843	2,753
Payments for shares redeemed:
Class A	(154,190,809)	(134,960,587)
Class I	(108,099)	—
Class A1	(47,868)	(506,612)
Investor Class	(16,062,832)	(16,244,410)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(65,160,288)	80,726,934

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,820,442)	10,147,327

NET ASSETS
Beginning of Year	429,330,567	419,183,240
End of Year	$400,510,125	$429,330,567

+	Amount represents less than $0.50

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
SHARE ACTIVITY
Class A:
Shares Sold	6,274,846	13,804,892
Shares Reinvested	173,472	3,415,084
Shares Redeemed	(13,501,060)	(11,621,521)
Net increase (decrease) in shares of beneficial interest outstanding	(7,052,742)	5,598,455

Class I:
Shares Sold	8,626	1
Shares Reinvested	43	—
Shares Redeemed	(8,669)	—
Net increase in shares of beneficial interest outstanding	—	1

Class R:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

Class A1:
Shares Sold	643	2,200
Shares Reinvested	42	1,486
Shares Redeemed	(4,124)	(40,822)
Net decrease in shares of beneficial interest outstanding	(3,439)	(37,136)

Investor Class:
Shares Sold	2,768,235	2,490,007
Shares Reinvested	7,640	541,474
Shares Redeemed	(1,420,358)	(1,401,616)
Net increase in shares of beneficial interest outstanding	1,355,517	1,629,865

See accompanying notes to financial statements.

The HCM Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
FROM OPERATIONS
Net investment income	$468,687	$2,393,391
Net realized gain (loss) from investments	5,778,634	(1,317,226)
Net change in unrealized appreciation (depreciation) on investments	27,847,096	(1,535,543)
Net increase (decrease) in net assets resulting from operations	34,094,417	(459,378)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(1,154,028)	(9,052,804)
Class I ++	— +	—
Investor Class	(39,801)	(1,027,188)
Net decrease in net assets resulting from distributions to shareholders	(1,193,829)	(10,079,992)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	37,112,864	89,952,107
Class I ++	95,460	—
Investor Class	19,111,936	14,583,434
Net asset value of shares issued in reinvestment of distributions:
Class A	990,620	7,509,621
Class I ++	— +	—
Investor Class	39,096	1,004,362
Redemption fee proceeds:
Class A	7,304	13,764
Investor Class	613	1,612
Payments for shares redeemed:
Class A	(66,221,804)	(49,606,746)
Investor Class	(7,677,021)	(6,547,623)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(16,540,932)	56,910,531

TOTAL INCREASE IN NET ASSETS	16,359,656	46,371,161

NET ASSETS
Beginning of Year	188,200,701	141,829,540
End of Year	$204,560,357	$188,200,701

+	Amount represents less than $0.50

++	The HCM Income Plus Fund Class I commenced operations on September 11, 2019.

See accompanying notes to financial statements.

The HCM Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
SHARE ACTIVITY
Class A:
Shares Sold	3,417,087	8,594,919
Shares Reinvested	91,050	799,747
Shares Redeemed	(6,240,264)	(4,828,325)
Net increase (decrease) in shares of beneficial interest outstanding	(2,732,127)	4,566,341

Class I: ++
Shares Sold	7,866
Net increase in shares of beneficial interest outstanding	7,866

Investor Class:
Shares Sold	1,719,992	1,403,445
Shares Reinvested	3,620	107,649
Shares Redeemed	(721,251)	(638,991)
Net increase in shares of beneficial interest outstanding	1,002,361	872,103

++	The HCM Income Plus Fund Class I commenced operations on September 11, 2019.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Class A	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016
Net asset value, beginning of year	$12.80	$14.68	$11.64		$8.75	$9.71
Activity from investment operations:
Net investment loss (1)	(0.17)	(0.10)	(0.17)		(0.09)	(0.00	) (6)
Net realized and unrealized gain (loss) on investments	3.69	(1.19)	3.21		2.98	(0.83)
Total from investment operations	3.52	(1.29)	3.04		2.89	(0.83)
Less distributions from:
Net realized gains	—	(0.59)	—		—	(0.13)
Total distributions	—	(0.59)	—		—	(0.13)
Paid-in-Capital From Redemption Fees (6)	0.00	0.00	0.00		0.00	0.00
Net asset value, end of year	$16.32	$12.80	$14.68		$11.64	$8.75
Total return (2)	27.50%	(8.36)%	26.12%		33.03%	(8.55)%
Net assets, at end of year (000s)	$216,981	$198,595	$137,794		$51,916	$25,631
Ratio of gross expenses to average net assets (3)(4)	1.71%	1.73%	1.80	% (8)	2.06%	2.26%
Ratio of net expenses to average net assets (4)	1.71%	1.73%	1.97	% (7)	1.99%	1.99%
Ratio of net investment loss to average net assets (4)(5)	(1.25)%	(0.75)%	(1.26)%		(0.87)%	(0.04)%
Portfolio Turnover Rate	140%	532%	18%		67%	238%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017 and June 30, 2016, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Class I	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016
Net asset value, beginning of year	$12.81	$14.69	$11.65		$8.76	$9.72
Activity from investment operations:
Net investment income (1)	0.07	0.08	0.08		0.02	0.07
Net realized and unrealized gain (loss) on investments	3.45	(1.37)	2.96		2.87	(0.90)
Total from investment operations	3.52	(1.29)	3.04		2.89	(0.83)
Less distributions from:
Net realized gains	—	(0.59)	—		—	(0.13)
Total distributions	—	(0.59)	—		—	(0.13)
Net asset value, end of year	$16.33	$12.81	$14.69		$11.65	$8.76
Total return (2)	27.48%	(8.35)%	26.09%		32.99%	(8.54)%
Net assets, at end of year (6)	$16	$14	$15		$12	$9
Ratio of gross expenses to average net assets (3)(4)(9)	1.46%	1.48%	1.55	% (8)	1.81%	2.01%
Ratio of net expenses to average net assets (4)(9)	1.46%	1.48%	1.72	% (7)	1.74%	1.74%
Ratio of net investment income (loss) to average net assets (4)(5)	0.47%	0.56%	0.59%		(0.62)%	(0.29)%
Portfolio Turnover Rate	140%	532%	18%		67%	238%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017 and June 30, 2016, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(6)	Actual net assets, not truncated.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Class R	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016
Net asset value, beginning of year	$12.81	$14.69	$11.65		$8.76	$9.72
Activity from investment operations:
Net investment income (1)	0.07	0.08	0.08		0.02	0.10
Net realized and unrealized gain (loss) on investments	3.45	(1.37)	2.96		2.87	(0.93)
Total from investment operations	3.52	(1.29)	3.04		2.89	(0.83)
Less distributions from:
Net realized gains	—	(0.59)	—		—	(0.13)
Total distributions	—	(0.59)	—		—	(0.13)
Net asset value, end of year	$16.33	$12.81	$14.69		$11.65	$8.76
Total return (2)	27.48%	(8.35)%	26.09%		32.99%	(8.54)%
Net assets, at end of year (6)	$16	$14	$15		$12	$9
Ratio of gross expenses to average net assets (3)(4)(9)	1.56%	1.58%	1.65	% (8)	1.91%	2.11%
Ratio of net expenses to average net assets (4)(9)	1.56%	1.58%	1.82	% (7)	1.84%	1.84%
Ratio of net investment income (loss) to average net assets (4)(5)	0.47%	0.56%	0.59%		(0.72)%	(0.19)%
Portfolio Turnover Rate	140%	532%	18%		67%	238%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017 and June 30, 2016, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(6)	Actual net assets, not truncated.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Investor Class	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016
Net asset value, beginning of year	$12.42	$14.37	$11.48		$8.69	$9.72
Activity from investment operations:
Net investment loss (1)	(0.27)	(0.20)	(0.27)		(0.18)	(0.09)
Net realized and unrealized gain (loss) on investments	3.56	(1.16)	3.16		2.97	(0.81)
Total from investment operations	3.29	(1.36)	2.89		2.79	(0.90)
Less distributions from:
Net realized gains	—	(0.59)	—		—	(0.13)
Total distributions	—	(0.59)	—		—	(0.13)
Paid-in-Capital From Redemption Fees (6)	0.00	0.00	0.00		0.00	0.00
Net asset value, end of year	$15.71	$12.42	$14.37		$11.48	$8.69
Total return (2)	26.49%	(9.04)%	25.17%		32.11%	(9.26)%
Net assets, at end of year (000s)	$61,867	$39,302	$26,838		$4,265	$453
Ratio of gross expenses to average net assets (3)(4)	2.46%	2.48%	2.55	% (8)	2.81%	3.01%
Ratio of net expenses to average net assets (4)	2.46%	2.48%	2.72	% (7)	2.74%	2.74%
Ratio of net investment income loss to average net assets (4)(5)	(1.98)%	(1.48)%	(2.02)%		(1.62)%	(1.09)%
Portfolio Turnover Rate	140%	532%	18%		67%	238%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017 and June 30, 2016, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
Class A	June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016
Net asset value, beginning of year	$10.93		$13.05	$12.81	$10.80		$10.15
Activity from investment operations:
Net investment income (1)	0.00	(6)	0.20	0.29	0.29		0.27
Net realized and unrealized gain (loss) on investments	1.10		(0.98)	1.29	2.42		0.71
Total from investment operations	1.10		(0.78)	1.58	2.71		0.98
Less distributions from:
Net investment income	(0.09)		(0.24)	(0.22)	(0.20)		(0.12)
Return of capital	(0.00	) (6)	—	—	—		—
Net realized gains	(0.00	) (6)	(1.10)	(1.12)	(0.50)		(0.21)
Total distributions	(0.09)		(1.34)	(1.34)	(0.70)		(0.33)
Paid-in-Capital From Redemption Fees (6)	0.00		0.00	0.00	0.00		0.00
Net asset value, end of year	$11.94		$10.93	$13.05	$12.81		$10.80
Total return (2)	10.06%		(4.80)%	12.26%	25.37%		10.11%
Net assets, at end of year (000s)	$324,964		$374,600	$374,192	$219,218		$76,321
Ratio of gross expenses to average net assets (3)(5)(9)	1.69%		2.19%	2.54%	2.32	% (8)	2.19	% (8)
Ratio of net expenses to average net assets (5)(10)	1.69%		2.19%	2.54%	2.33	% (7)	2.24	% (7)
Ratio of net investment income (loss) to average net assets (4)	(0.01)%		1.67%	2.20%	2.33%		2.70%
Portfolio Turnover Rate	129%		220%	127%	100%		163%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income(loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	Ratio of gross expenses to average net assets (excluding interest expense) (3)	1.69%	1.71%	1.75%	1.94%

(10)	Ratio of net expenses to average net assets (excluding interest expense) (3)	1.69%	1.71%	1.76%	1.99%

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
Class I	June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016
Net asset value, beginning of year	$10.93		$13.05	$12.81	$10.80		$10.15
Activity from investment operations:
Net investment income (1)	0.02		0.29	0.47	0.18		0.37
Net realized and unrealized gain (loss) on investments	1.12		(1.07)	1.11	2.53		0.61
Total from investment operations	1.14		(0.78)	1.58	2.71		0.98
Less distributions from:
Net investment income	(0.12)		(0.24)	(0.22)	(0.20)		(0.12)
Return of capital	(0.00	) (6)	—	—	—		—
Net realized gains	(0.00	) (6)	(1.10)	(1.12)	(0.50)		(0.21)
Total distributions	(0.12)		(1.34)	(1.34)	(0.70)		(0.33)
Net asset value, end of year	$11.95		$10.93	$13.05	$12.81		$10.80
Total return (2)	10.44%		(4.80)%	12.25%	25.37%		10.11%
Net assets, at end of year (9)	$17		$15	$16	$14		$11
Ratio of gross expenses to average net assets (3)(5)(10)	1.44%		2.19%	2.54%	2.33	% (8)	2.19	% (8)
Ratio of net expenses to average net assets (5)(11)	1.44%		2.19%	2.54%	2.33	% (7)	2.24	% (7)
Ratio of net investment income to average net assets (4)	0.17%		2.51%	3.55%	2.33%		2.70%
Portfolio Turnover Rate	129%		220%	127%	100%		163%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	Actual net assets, not truncated.

(10)	Ratio of gross expenses to average net assets (excluding interest expense) (3)	1.69%	1.95%	1.75%	1.94%

(11)	Ratio of gross expenses to average net assets (excluding interest expense) (3)	1.69%	1.95%	1.75%	1.99%

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
Class R	June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016
Net asset value, beginning of year	$10.93		$13.05	$12.81	$10.80		$10.15
Activity from investment operations:
Net investment income (1)	0.09		0.28	0.45	0.38		0.39
Net realized and unrealized gain (loss) on investments	1.04		(1.06)	1.13	2.33		0.59
Total from investment operations	1.13		(0.78)	1.58	2.71		0.98
Less distributions from:
Net investment income	(0.12)		(0.24)	(0.22)	(0.20)		(0.12)
Return of capital	(0.00	) (6)	—	—	—		—
Net realized gains	(0.00	) (6)	(1.10)	(1.12)	(0.50)		(0.21)
Total distributions	(0.12)		(1.34)	(1.34)	(0.70)		(0.33)
Net asset value, end of year	$11.94		$10.93	$13.05	$12.81		$10.80
Total return (2)	10.32%		(4.80)%	12.26%	25.37%		10.11%
Net assets, at end of year (9)	$17		$15	$16	$14		$11
Ratio of gross expenses to average net assets (3)(5)(10)(12)	1.54%		2.04%	2.39%	2.18	% (8)	2.04	% (8)
Ratio of net expenses to average net assets (5)(11)(12)	1.54%		2.04%	2.39%	2.18	% (7)	2.09	% (7)
Ratio of net investment income to average net assets (4)	0.76%		2.37%	3.42%	2.56%		2.55%
Portfolio Turnover Rate	129%		220%	127%	100%		163%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	Actual net assets, not truncated.

(10)	Ratio of gross expenses to average net assets (excluding interest expense) (3)	1.54%	1.80%	1.60%	1.79%

(11)	Ratio of net expenses to average net assets (excluding interest expense) (3)	1.54%	1.80%	1.60%	1.84%

(12)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
Class A1	June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016
Net asset value, beginning of year	$11.02		$13.04	$12.80	$10.80		$10.15
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		0.18	0.62	0.24		0.36
Net realized and unrealized gain (loss) on investments	1.12		(0.97)	0.94	2.46		0.62
Total from investment operations	1.09		(0.79)	1.56	2.70		0.98
Less distributions from:
Net investment income	(0.07)		(0.13)	(0.20)	(0.20)		(0.12)
Net realized gains	(0.00	) (6)	(1.10)	(1.12)	(0.50)		(0.21)
Total distributions	(0.07)		(1.23)	(1.32)	(0.70)		(0.33)
Net asset value, end of year	$12.04		$11.02	$13.04	$12.80		$10.80
Total return (2)	9.94%		(4.94)%	12.11%	25.27%		10.11%
Net assets, at end of year (000s)	$36		$71	$568	$501	(9)	$11	(9)
Ratio of gross expenses to average net assets (3)(5)(10)(12)	1.84%		2.34%	2.69%	2.48	% (8)	2.34	% (8)
Ratio of net expenses to average net assets (5)(11)(12)	1.84%		2.34%	2.69%	2.48	% (7)	2.39	% (7)
Ratio of net investment income (loss) to average net assets (4)	(0.21)%		1.50%	4.66%	1.89%		2.85%
Portfolio Turnover Rate	129%		220%	127%	100%		163%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	Actual net assets, not truncated.

(10)	Ratio of gross expenses to average net assets (excluding interest expense) (3)	1.84%	1.86%	1.90%	2.09%

(11)	Ratio of net expenses to average net assets (excluding interest expense) (3)	1.84%	1.86%	1.90%	2.14%

(12)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
Investor Class	June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016
Net asset value, beginning of year	$10.76		$12.87	$12.67	$10.74		$10.15
Activity from investment operations:
Net investment income (loss) (1)	(0.08)		0.11	0.19	0.19		0.18
Net realized and unrealized gain (loss) on investments	1.07		(0.96)	1.27	2.41		0.72
Total from investment operations	0.99		(0.85)	1.46	2.60		0.90
Less distributions from:
Net investment income	(0.02)		(0.16)	(0.14)	(0.17)		(0.10)
Net realized gains	(0.00	) (6)	(1.10)	(1.12)	(0.50)		(0.21)
Total distributions	(0.02)		(1.26)	(1.26)	(0.67)		(0.31)
Paid-in-Capital From Redemption Fees (6)	0.00		0.00	0.00	0.00		0.00
Net asset value, end of year	$11.73		$10.76	$12.87	$12.67		$10.74
Total return (2)	9.18%		(5.48)%	11.44%	24.49%		9.25%
Net assets, at end of year (000s)	$75,510		$54,659	$44,423	$23,328		$3,313
Ratio of gross expenses to average net assets (3)(5)(9)(11)	2.44%		2.94%	3.29%	3.08	% (8)	2.94	% (8)
Ratio of net expenses to average net assets (5)(10)(11)	2.44%		2.94%	3.29%	3.08	% (7)	2.99	% (7)
Ratio of net investment income (loss) to average net assets (4)	(0.69)%		0.92%	1.46%	1.56%		3.44%
Portfolio Turnover Rate	129%		220%	127%	100%		163%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	Ratio of gross expenses to average net assets (excluding interest expense) (3)	2.44%	2.46%	2.14%	2.69%

(10)	Ratio of net expenses to average net assets (excluding interest expense) (3)	2.44%	2.46%	2.14%	2.74%

(11)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended	Year Ended	Period Ended
Class A	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017 (1)
Net asset value, beginning of period	$10.25	$10.96	$10.35	$10.00
Activity from investment operations:
Net investment income (2)	0.05	0.16	0.13	0.15
Net realized and unrealized gain (loss) on investments	2.09	(0.24)	0.69	0.26
Total from investment operations	2.14	(0.08)	0.82	0.41
Less distributions from:
Net investment income	(0.09)	(0.14)	(0.19)	(0.06)
Net realized gains	—	(0.49)	(0.02)	—
Total distributions	(0.09)	(0.63)	(0.21)	(0.06)
Paid-in-Capital From Redemption Fees (7)	0.00	0.00	0.00	0.00
Net asset value, end of period	$12.30	$10.25	$10.96	$10.35
Total return (3)	20.95%	(0.25)%	8.03%	4.11	% (9)
Net assets, at end of period (000s)	$164,911	$165,377	$126,850	$68,027
Ratio of gross expenses to average net assets (4)(5)(8)	1.48%	1.46%	1.52%	1.66%
Ratio of net expenses to average net assets (5)(8)	1.48%	1.46%	1.52%	1.66%
Ratio of net investment income to average net assets (5)(6)(8)	0.38%	1.47%	1.24%	2.28%
Portfolio Turnover Rate	196%	563%	65%	26	% (9)

(1)	The HCM Income Plus Fund’s Class A shares commenced operations on November 9, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Amount represents less than $0.005 per share.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
Class I	June 30, 2020 (1)
Net asset value, beginning of period	$10.32
Activity from investment operations:
Net investment income (2)	0.03
Net realized and unrealized gain on investments	2.04
Total from investment operations	2.07
Less distributions from:
Net investment income	(0.09)
Total distributions	(0.09)
Paid-in-Capital From Redemption Fees	0.00
Net asset value, end of period	$12.30
Total return (3)	20.13	% (8)
Net assets, at end of period (000s)	$96,770
Ratio of gross expenses to average net assets (4)(5)(7)	1.23%
Ratio of net expenses to average net assets (5)(7)	1.23%
Ratio of net investment income to average net assets (5)(6)(7)	0.28%
Portfolio Turnover Rate	196	% (8)

(1)	The HCM Income Plus Fund’s Class I shares commenced operations on September 11, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended		Year Ended	Period Ended
Investor Class	June 30, 2020	June 30, 2019		June 30, 2018	June 30, 2017 (1)
Net asset value, beginning of period	$10.14	$10.87		$10.31	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.04)	0.07		0.03	0.10
Net realized and unrealized gain (loss) on investments	2.08	(0.23)		0.71	0.27
Total from investment operations	2.04	(0.16)		0.74	0.37
Less distributions from:
Net investment income	(0.02)	(0.08)		(0.16)	(0.06)
Net realized gains	—	(0.49)		(0.02)	—
Total distributions	(0.02)	(0.57)		(0.18)	(0.06)
Paid-in-Capital From Redemption Fees (7)	0.00	0.00		0.00	0.00
Net asset value, end of period	$12.16	$10.14		$10.87	$10.31
Total return (3)	20.12%	(1.05	)% (8)	7.27%	3.72	% (10)
Net assets, at end of period (000s)	$39,553	$22,824		$14,980	$3,501
Ratio of gross expenses to average net assets (4)(5)(9)	2.23%	2.21%		2.27%	2.41%
Ratio of net expenses to average net assets (5)(9)	2.23%	2.21%		2.27%	2.41%
Ratio of net investment income (loss) to average net assets (5)(6)(9)	(0.41)%	0.72%		0.28%	1.58%
Portfolio Turnover Rate	196%	563%		65%	26	% (10)

(1)	The HCM Income Plus Fund’s Investor Class shares commenced operations on November 9, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Amount represents less than $0.005 per share.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.	ORGANIZATION

The HCM Tactical Growth Fund (“HTGF”), HCM Dividend Sector Plus Fund (“HDSPF”), and HCM Income Plus Fund (“HIPF”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. HTGF’s and HDSPF’s investment objective is to seek long-term capital appreciation. HIPF’s investment objective is to seek total return. HTGF commenced operations on July 30, 2014. HDSPF commenced operations on March 11, 2015. HIPF commenced operations on November 9, 2016.

HTGF, HDSPF and HIPF offer Class A, Class I and Investor Class shares. HTGF and HDSPF also offer Class R shares. HDSPF also offers Class A1 shares. Class I shares in HIPF and Class R shares in HDSPF and HTGF are not currently available for sale. Class I, Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. HTGF’s Investor Class shares were formerly known as Class C shares. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non-exchange traded companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

independent parties, the fair value committee shall determine the fair value of such security using each following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

There were no derivative instruments held by the Funds at the end of the period.

The Funds utilize various methods to measure the fair value of all their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds,

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for each Fund’s assets measured at fair value:

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$270,342,494	$—	$—	$270,342,494
Short-Term Investment	8,381,689	—	—	8,381,689
Total	$278,724,183	$—	$—	$278,724,183

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$395,392,508	$—	$—	$395,392,508
Short-Term Investment	4,807,485	—	—	4,807,485
Total	$400,199,993	$—	$—	$400,199,993

HCM Income Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$197,688,408	$—	$—	$197,688,408
Short-Term Investment	6,416,523	—	—	6,416,523
Total	$204,104,931	$—	$—	$204,104,931

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Credit Facility – HDSPF has entered into a revolving line of credit agreement with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is up to 33 1/3% of HDSPF’s daily market value. Borrowings under this agreement bear interest on the outstanding principal at a rate equal to the interest rate. In the event of default, all loans will bear interest at a rate equal to 5.00% in excess of the interest rate specified or 1M Libor plus 140 bps, per annum, on the principal balance outstanding. There is no maturity on the line of credit and can be recalled at any time. Average borrowings during the periods that the line of credit was in use and the average interest rate during the year ended June 30, 2020 were $0 and 0%, respectively. The largest outstanding borrowing during the year ended June 30, 2020 was $0. As of June 30, 2020, HDSPF had no borrowings outstanding. HDSPF can withdraw against collateral as outlined in the Fund’s margin agreement.

Federal Income Taxes – The Funds have qualified income and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years June 30, 2017 – June 30, 2019, or expected to be taken in the Funds’ June 30, 2020 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2020 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, were as follows:

Portfolio	Purchases	Sales
HCM Tactical Growth Fund	$298,468,893	$310,568,902
HCM Dividend Sector Plus Fund	464,654,626	534,780,928
HCM Income Plus Fund	327,160,433	349,325,352

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for HTGF and HDSPF and 0.95% for HIPF. For the year ended June 30, 2020, the Adviser earned investment advisory fees of $2,923,149, $4,881,203 and $1,662,906 for HTGF, HDSPF and HIPF, respectively.

Pursuant to written contracts (the “Waiver Agreements”), the Adviser has agreed, at least until October 31, 2020, for HTGF, HDSPF and HIPF, to waive a portion of its advisory fee and has agreed

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

to reimburse HTGF, HDSPF and HIPF for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expenses, not incurred in the ordinary course of each Fund’s business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

				Class	Investor
	Class A	Class I	Class R	A1	Class
HTGF	1.99%	1.74%	1.84%	N/A	2.74%
HDSPF	1.99%	1.99%	1.84%	2.14%	2.74%
HIPF	1.99%	1.74%	N/A	N/A	2.74%

These fee waivers and reimbursements are subject to possible recoupment from each Fund by the Adviser in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver and the expense limitation in place at the time of recapture. The Board may terminate this expense reimbursement arrangement upon 60 days written notice to the Adviser. HIPF has not met the expense limitation in any previous years, and therefore has no waivers eligible for future recoupment. During the year ended June 30, 2020, the Adviser waived $0 in fees pursuant to the Waiver Agreements for HTGF, HDSPF and HIPF, respectively. There are no recoupments outstanding as of June 30, 2020 for HTGF, HDSPF and HIPF, respectively.

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Investor Class and Class R shares, respectively, for HTGF, 0.25%, 0.40%, 1.00%, and 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class and Class R shares, respectively for HDSPF, and 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HIPF and is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Class R shares are not currently accruing fees as they are not currently available for sale. During the year ended June 30, 2020, pursuant to the Plans, distribution fees for Class A shares, Class A1 shares and Investor Class shares are as follows:

Portfolio	Class A	Class A1	Investor Class
HCM Tactical Growth Fund	$471,665	$—	$451,860
HCM Dividend Sector Plus Fund	826,288	253	598,806
HCM Income Plus Fund	373,370	—	256,894

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of HTGF’s Class A shares for the year ended June 30, 2020, the Distributor received $51,486 from front-end sales charge of which $7,103 was retained by the principal underwriter or

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

other affiliated broker-dealers. On sales of HDSPF’s Class A and Class A1 shares for the year ended June 30, 2020, the Distributor received $44,135 from front-end sales charge of which $6,227 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HIPF’s Class A shares for the year ended June 30, 2020, the Distributor received $6,220 from front-end sales charge of which $900 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by either Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and BluGiant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2020 and June 30, 2019 was as follows:

	For the Year Ended June 30, 2020:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Tactical Growth Fund	$—	$—	$—	$—	$—
HCM Dividend Sector Plus Fund	2,431,629	84,868	157,523	—	2,674,020
HCM Income Plus Fund	1,193,829	—	—	—	1,193,829

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

	For the Year Ended June 30, 2019:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Tactical Growth Fund	$1,778,084	$7,071,024	$461,655	$—	$9,310,763
HCM Dividend Sector Plus Fund	25,175,612	22,425,849	—	—	47,601,461
HCM Income Plus Fund	9,445,869	634,123	—	—	10,079,992

As of June 30, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Tactical Growth Fund	$—	$—	$15,356,697	$(1,764,067)	$—	$—	48,427,353	$62,019,983
HCM Dividend Sector Plus Fund	—	—	—	(627,201)	(35,946,082)	—	31,881,333	(4,691,950)
HCM Income Plus Fund	—	923,214	—	(444,601)	—	—	29,527,831	30,006,444

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income, and accumulated net realized gains from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
HCM Tactical Growth Fund	$1,764,067
HCM Dividend Sector Plus Fund	627,201
HCM Income Plus Fund	444,601

At June 30, 2020, the Funds utilized capital loss carry forwards for federal income tax purposes as follows:

Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Tactical Growth Fund	$—	$—	$—	$—
HCM Dividend Sector Plus Fund	20,317,733	15,628,349	35,946,082	—
HCM Income Plus Fund	—	—	—	—

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Permanent book and tax differences, primarily attributable to the reclass of Fund distributions and net operating losses resulted in reclassification for the year ended June 30, 2020 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings
HCM Tactical Growth Fund	$(2,491,525)	$2,491,525
HCM Dividend Sector Plus Fund	(157,523)	157,523
HCM Income Plus Fund	—	—

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year ended June 30, 2020, HTGF, HDSPF, and HIPF assessed $11,116, $15,600, and $7,917 respectively, in redemption fees.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Portfolio	Tax Cost	Appreciation	Depreciation	Appreciation
HCM Tactical Growth Fund	$230,296,830	$51,945,542	$(3,518,189)	$48,427,353
HCM Dividend Sector Plus Fund	368,318,660	46,953,412	(15,072,079)	31,881,333
HCM Income Plus Fund	174,577,100	30,890,414	(1,362,583)	29,527,831

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments were adopted in the prior year and are reflected in these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of HCM Tactical Growth Fund, HCM Dividend Sector Plus Fund, and HCM Income Plus Fund and the Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of HCM Tactical Growth Fund, HCM Dividend Sector Plus Fund, and HCM Income Plus Fund (hereafter collectively referred to as the “Funds”) as of June 30, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively, referred to as the “financial statements”). We have also audited the financial highlights for each of the periods indicated in the table below. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the HCM Investment Funds	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
HCM Tactical Growth Fund	For the year ended June 30, 2020	For the periods ended June 30, 2020 and 2019	For the years ended June 30, 2020, 2019, 2018, 2017 and 2016
HCM Dividend Sector Plus Fund	For the year ended June 30, 2020	For the periods ended June 30, 2020 and 2019	For the years ended June 30, 2020, 2019, 2018, 2017 and 2016
HCM Income Plus Fund	For the year ended June 30, 2020	For the periods ended June 30, 2020 and 2019	For the years ended June 30, 2020, 2019, 2018, and for the period November 9, 2016 (commencement of operations) to June 30, 2017

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of June 30, 2020, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Howard Capital Management, Inc. investment companies since 2015.

Denver, Colorado

August 31, 2020

The HCM Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2020

As a shareholder of the HCM Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and/or redemptions of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

Actual Expenses

The “Actual” tables below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	1/1/2020	6/30/2020	1/1/2020 - 6/30/2020	1/1/2020 - 6/30/2020
HCM Tactical Growth Fund - Class A	$1,000.00	$1,107.20	$8.91	1.70%
HCM Tactical Growth Fund - Class I	1,000.00	1,107.10	7.60	1.45%
HCM Tactical Growth Fund - Class R	1,000.00	1,107.10	8.12	1.55%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,102.50	12.81	2.45%

HCM Dividend Sector Plus Fund - Class A	1,000.00	968.40	7.83	1.60%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	967.80	8.56	1.75%
HCM Dividend Sector Plus Fund - Class I	1,000.00	969.20	7.83	1.60%
HCM Dividend Sector Plus Fund - Class R	1,000.00	968.40	7.10	1.45%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	964.60	7.08	2.35%

HCM Income Plus - Class A	1,000.00	1,125.30	7.84	1.48%
HCM Income Plus - Investor Class	1,000.00	1,120.70	11.79	2.23%
HCM Income Plus - Class I	1,000.00	1,125.30	3.97	1.23%

The HCM Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2020

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Hypothetical (5% return before expenses)	1/1/2020	6/30/2020	1/1/2020 - 6/30/2020	1/1/2020 - 6/30/2020
HCM Tactical Growth Fund - Class A	$1,000.00	$1,016.41	$8.52	1.70%
HCM Tactical Growth Fund - Class I	1,000.00	1,017.65	7.27	1.45%
HCM Tactical Growth Fund - Class R	1,000.00	1,017.16	7.77	1.55%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,012.68	12.26	2.45%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,016.91	8.02	1.60%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,016.16	8.77	1.75%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,016.91	8.02	1.60%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,017.65	7.27	1.45%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,013.18	7.26	2.35%

HCM Income Plus - Class A	1,000.00	1,017.55	7.44	1.48%
HCM Income Plus - Investor Class	1,000.00	1,013.81	11.20	2.23%
HCM Income Plus - Class I	1,000.00	1,018.80	11.22	1.23%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**	Annualized

THE HCM FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
JUNE 30, 2020

Renewal of Advisory Agreement – HCM Tactical Growth Fund, HCM Dividend Sector Plus Fund and HCM Income Plus Fund*

In connection with a meeting held on February 19th and 20th, 2020, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, with respect to HCM Dividend Sector Plus Fund (“HCM DSP”), HCM Income Plus Fund (“HCM IP”) and HCM Tactical Growth Fund (“HCM TG” and collectively, the “Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Funds and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board recognized that the Adviser had over 20 years’ experience as a registered investment advisory firm with approximately $1.4 billion in assets under management. The Board noted the broad investment experience and academic credentials of the Adviser’s investment personnel. The Board discussed how the Adviser utilized a proprietary quantitative model to determine when and in which market sectors HCM DSP, HCM IP and HCM TG should be invested and engaged an outside research firm to provide information on interest rate direction, international markets and macroeconomic factors. The Board reviewed the Adviser’s risk management plan that employed stop losses, closely monitored the market during times of market growth, and used mathematical market ratios in an effort to avoid major market downturns. The Board noted that the Adviser had defined inputs in its proprietary model to ensure compliance with each Fund’s investment limitations, and that trades were verified weekly by the Adviser’s chief compliance officer and two third-party compliance consultants. The Board observed that the Adviser selected broker/dealers on the basis of best execution. The Board noted the amount of effort and resources deployed by the Adviser to execute its investment process and its focus on active risk management to minimize drawdowns. The Board appreciated that the Adviser was progressive in its use of technology to manage risk and compliance and acknowledged its strong risk management and compliance cultures. The Board concluded that it could expect the Adviser to continue providing quality service to HCM DSP, HCM IP and HCM TG and their respective shareholders.

Performance.

HCM DSP — The Board acknowledged that HCM DSP was a one-star Morningstar rated fund that outperformed its peer group and Morningstar category since inception and performed

THE HCM FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
JUNE 30, 2020

in line with its peer group across the 3-year period. The Board recognized that HCM DSP’s recent underperformance was due to its investment model being late in providing the signal to increase equity exposure after the market recovery in early 2019. The Board remarked that the Adviser continued to manage the strategy in a disciplined manner with a focus on reducing risk and that HCM DSP had reasonable long-term results. The Board concluded HCM was expected to provide reasonable returns to HCM DSP and its shareholders over the long term.

HCM IP — The Board observed that HCM IP underperformed its peer group, Morningstar category and benchmark over the 1-year, 3-year and since inception periods. The Board recognized that HCM IP’s recent underperformance was due to its investment model being late in providing the signal to increase equity exposure after the market recovery in early 2019. The Board observed that HCM IP’s performance had been positive across all periods. The Board concluded the Adviser was expected to provide reasonable returns to HCM IP and its shareholders over the long term.

HCM TG — The Board noted that HCM TG was a two-star Morningstar rated fund and had outperformed its peer group across all periods and outperformed its Morningstar category over the 3-year and 5-year periods, but underperformed its benchmark across all periods The Board recognized that although the sharp market decline during the fourth quarter of 2018 and subsequent recovery in early 2009 affected HCM TG’s performance, HCM TG had generally performed well over the long-term and had posted a top, or near-top, quartile ranking for returns and Sharpe ratio. The Board concluded the Adviser was expected to provide reasonable returns to HCM TG and its shareholders.

Fees and Expenses.

HCM DSP — The Board observed that the HCM DSP peer group selected by Broadridge consisted of 12 funds with an average size of $235.1 million, and that its 1.25% advisory fee was higher than the high of its peer group and the highest of its Morningstar category. The Board noted that HCM DSP’s 1.69% net expense ratio was higher than the peer group’s high, but lower than the Morningstar category high of 2.00%. The Board discussed the Adviser’s rationale that its proprietary model commanded a premium, and that as a concentrated fund, HCM DSP required greater expertise, time, and research to be managed effectively. The Board concluded that the advisory fee for HCM DSP was not unreasonable.

HCM IP — The Board noted that the HCM IP peer group selected by Broadridge consisted of 14 funds with an average size of $189.2 million. The Board discussed that the 0.95% advisory fee for HCM IP was higher that the peer group and Morningstar category averages and medians, but below the highs of each. The Board reviewed the Adviser’s explanation that its proprietary model commanded a premium, and that additional work and resources in stock selection was

THE HCM FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
JUNE 30, 2020

necessary because part of HCM IP’s portfolio was allocated to equities, rather than the strictly fixed income allocation of many income funds. The Board further considered the Adviser’s position that additional research and management were needed to execute a successful trading plan because parts of the HCM IP portfolio were sector specific. The Board concluded that the advisory fee for HCM IP was not unreasonable.

HCM TG — The Board commented that the HCM TG peer group selected by Broadridge consisted of 14 funds with an average size of $229.8 million and noted that its 1.25% advisory fee was higher than the peer group average and median. The Board discussed that the advisory fee for HCM TG was lower than the peer group high and Morningstar category high. The Board noted that HCM TG’s 1.73% net expense ratio was higher than the peer group and Morningstar category averages and medians, but below the peer group high of 2.55% and well-below the Morningstar category high of 5.10%. The Board discussed the Adviser’s explanation that the net expense ratio was high because of the advisory fee and the effect of acquired fund fees and expenses on HCM TG’s expense ratio. The Board concluded that the advisory fee for HCM TG was not unreasonable.

Economies of Scale. The Board discussed the size of HCM DSP, HCM IP and HCM TG and their prospects for growth, and concluded that the Adviser did not appear to have achieved meaningful economies with respect to any of HCM DSP, HCM IP or HCM TG that would necessitate the establishment of breakpoints at this time. The Board noted the Adviser was willing to discuss the implementation of breakpoints as the assets of one or more of the Funds achieved material economies of scale related to their operations. The Board agreed to monitor and revisit this issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its advisory services provided to each of HCM DSP, HCM IP and HCM TG, and noted that the Adviser had earned a modest profit in connection with each Fund. The Board concluded that the Adviser’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of HCM DSP, HCM IP and HCM TG and their respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

The HCM Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Wasatch Funds Trust, (since 1986); University of Utah Research Foundation (April 2000 to May 2018); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (since August 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15); AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); PS Technology, Inc. (2010-2013).

*	As of June 30, 2020, the Trust was comprised of 36 active portfolios managed by 15 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act

6/30/20-NLFT III-v1

The HCM Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2020

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 1983	President	Since August 2017, indefinite	Senior Vice President and Senior Managing Counsel, Gemini Fund Services, LLC, (since 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (2017-2020); Vice President and Counsel (2016-2017) and AVP and Staff Attorney (2012-2016).
Brian Curley 1970	Treasurer	Since February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 1981	Secretary	Since November 2013, indefinite	Vice President and Managing Counsel, Gemini Fund Services, LLC (since 2020); Vice President and Counsel, Gemini Fund Services, LLC (2017-2020), Assistant Vice President, Gemini Fund Services, LLC (2014-2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009-2011); Assistant Director, FINRA (2000-2009).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-969-8464.

6/30/20-NLFT III-v1

The HCM Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended June 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

The HCM Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020

The Trust held a Special Meeting (the “Special Meeting”) of its shareholders on August 12, 2019 for the purpose of electing trustees of the Trust. Although Patricia Luscombe and Jeffery D. Young have been serving as trustees by appointment since 2015, both were elected by the shareholders for an indefinite period at the Special Meeting. Ms. Luscombe and Mr. Young join James U. Jensen, John V. Palancia and Mark H. Taylor as duly elected trustees of the Trust.

At the close of business June 27, 2019, the record date for the Special Meeting, there were 374,510,202 outstanding shares of the Trust. Shares represented in person and by proxy at the Special Meeting equaled 78.67% of the outstanding shares of the Trust. Therefore, a quorum was present.

With respect to approval of the election of Patricia Luscombe, the following votes were cast:

For Approval	98.54%
Against Approval	0.00%
Abstained	1.46%

With respect to approval of the election of Jeffery D. Young, the following votes were cast:

For Approval	98.49%
Against Approval	0.00%
Abstained	1.51%

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2020 – $46,500

2019 – $44,550

(b)	Audit-Related Fees

2020 – None

2019 – None

(c)	Tax Fees

2020 – $10,200

2019 – $9,900

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2020 - None

2019 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2020 2019

Audit-Related Fees: 0.00% 0.00%

Tax Fees: 0.00% 0.00%

All Other Fees: 0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2020 - $0,000

2019 - $0,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 9/9/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 9/9/20

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/9/20